OTHER LIABILITIES - Funded Status of Defined Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Details of defined benefit liability
Balance at the beginning of year	$ 43,898
Balance at end of year	43,771	$ 43,898
Plan assets
Details of defined benefit liability
Balance at the beginning of year	2,835	2,905
Employer contributions	5,936	1,713
Benefit payments	(5,727)	(1,473)
Administrative expenses	(105)	(120)
Interest on assets	145	87
Net return on assets excluding interest	(145)	(87)
Effect of exchange rate changes	70	(190)
Balance at end of year	3,009	2,835
Present value of defined benefit obligation
Details of defined benefit liability
Balance at the beginning of year	46,733	44,844
Current service cost	3,660	2,976
Benefit payments	(5,727)	(1,473)
Interest cost	3,176	1,797
Actuarial losses (gains) arising from changes in economic assumptions	975	(7,028)
Actuarial (gains) losses arising from changes in demographic assumptions	(276)	772
Actuarial (gains) losses arising from Plan experience	(2,485)	6,363
Effect of exchange rate changes	724	(1,518)
Balance at end of year	$ 46,780	$ 46,733